Contributed Surplus	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Contributed Surplus
NOTE 22. CONTRIBUTED SURPLUS
Contributed surplus consists of accumulated stock option expense less the fair value of the options at the grant date that have been exercised and reclassified to share capital. Changes in contributed surplus were as follows:

Years ended December 31,	2021	2020
Balance, January 1	$656,832	$655,107
Share-based compensation	1,783	1,725
Exercise of stock options	—	—

	$658,615	$656,832